LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENT
Schedule of long-term investment

	As of December 31,
	2025	2024
Investment in Anhui Kaixin New Energy Vehicle Co., Ltd. (“Anhui Kaixin”)	$393	$393
Less: share of equity loss	(41)	—
	$352	$393